SCHEDULE I ADDITIONAL INFORMATION OF THE PARENT COMPANY - CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Detail)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	¥ (375,935,570)	$ (57,614,647)	¥ (446,142,859)	¥ (196,824,280)
Research and development expenses	416,272,985	63,796,626	383,886,857	329,334,413
Other operating income (expense), net	74,298,644	11,386,765	100,898,056	54,910,077
Interest income	145,235,383	22,258,296	159,096,901	85,840,246
Equity in equity (deficit) of subsidiaries and VIE	1,306,287	200,197	(3,241,580)	(7,210,685)
Net income (loss)	404,735,526	62,028,431	33,348,128	(876,279,828)
Other comprehensive income (loss):
Comprehensive income (loss) attributable to the ordinary shareholders	61,516,460	9,427,808	149,054,009	(550,686,615)
Parent Company
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	(63,824,140)	(9,781,477)	(41,464,310)	(11,697,585)
Research and development expenses	(3,787,468)	(580,455)
Other operating income (expense), net	13,014,651	1,994,583	6,508,518	(338)
Interest income	116,756,835	17,893,768	148,245,151	68,216,989
Equity in equity (deficit) of subsidiaries and VIE	423,338,719	64,879,494	(73,536,127)	(932,798,894)
Net income (loss)	485,498,597	74,405,913	39,753,232	(876,279,828)
Other comprehensive income (loss):
Foreign currency translation adjustment	(423,982,137)	(64,978,105)	109,300,777	325,593,213
Comprehensive income (loss) attributable to the ordinary shareholders	¥ 61,516,460	$ 9,427,808	¥ 149,054,009	¥ (550,686,615)